UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08034

Franklin Real Estate Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Real Estate
Securities Fund
A Series of Franklin Real Estate Securities Trust
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended April 30, 2023, the U.S.
economy recovered from the contraction in the second
quarter of 2022 and expanded moderately in the subsequent
three quarters. Resilient consumer spending and improved
exports amid cooling inflation led to moderate economic
growth. However, higher interest rates meant higher
borrowing costs for individuals and businesses, which
dampened economic activity.
In its aggressive fight against high inflation, the U.S.
Federal Reserve (Fed) raised the federal funds target
rate eight times during the period, bringing it to a range of
4.75%−5.0%, the highest level since 2007. At its March 2023
meeting, the Fed said it would continue to reduce its bond
holdings but softened its firm outlook on future rate hikes.
Additionally, Fed Chair Jerome Powell said the central bank
most likely would not cut rates in 2023.
U.S. equities, as measured by the Standard & Poor’s
®
500 Index, posted a +2.66% total return for the 12-month
reporting period ended April 30, 2023.

High inflation, rising
interest rates and geopolitical instability contributed to a sharp decline in equity prices during the first half of the
reporting period, though equities rebounded in the second
half. Consumer spending continued to rise but deteriorating
financial conditions, including regional banking stress in
March and April, and investors’ expectations for slower
growth intermittently pressured equity markets.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well positioned for the years ahead.
In addition, Franklin Real Estate Securities Fund’s annual
report includes more detail about prevailing conditions and a discussion about investment decisions during the period. All securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your future investment needs.
Sincerely,
Edward Perks, CFA
President and Chief Executive Officer –
Investment Management
Franklin Real Estate Securities Trust
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin Real Estate Securities Fund 3
Performance Summary 6
Your Fund’s Expenses 9
Financial Highlights and Schedule of Investments 10
Financial Statements 16
Notes to Financial Statements 19
Report of Independent Registered
Public Accounting Firm 27
Tax Information 28
Board Members and Officers 29
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin Real Estate Securities Fund
This annual report for Franklin Real Estate Securities Fund
covers the fiscal year ended April 30, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return. Under normal
market conditions, the Fund invests at least 80% of its net
assets in equity securities of companies operating in the
real estate industry predominantly in the U.S., including real estate investment trusts (REITs)
1
and companies that derive
at least half of their assets or revenues from the ownership, construction, management, operation, development or sale
of commercial or residential real estate.
Performance Overview
The Fund’s Class A shares posted a -16.70% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI U.S. IMI Real Estate 25/50
Index, which tracks the large, mid- and small-cap segments
of the U.S. REIT universe, posted a -16.28% cumulative total return.
2
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s 500
Index, posted a +2.66% total return for the 12 months ended
April 30, 2023.
2
High inflation, rising interest rates and
geopolitical instability contributed to a sharp decline in equity prices during the first half of the reporting period, though equities subsequently rebounded. Consumer spending
continued to rise but deteriorating financial conditions,
including regional banking stress in March and April, and
investors’ expectations for slower growth pressured equity
markets.
Continued supply-chain disruptions, strong consumer
demand and volatile energy prices drove inflation. Oil and
commodity prices rose following Russia’s invasion of Ukraine in February 2022, before gradually receding. Inflation peaked at 9.1% in June 2022, the highest annual rate since 1981,
before sliding to 5.0% in March 2023. The labor market
remained strong amid a high level of nominal growth, which
sent the U.S. unemployment rate down to a historic 54-year
low of 3.4% in January 2023 before rising marginally to 3.5%
in March.
U.S. gross domestic product recovered from the contraction
in the second quarter of 2022 and grew at a 3.2% annualized
rate in the third quarter of 2022, eventually slowing to 1.1%
in the first quarter of 2023. Rising consumer spending and
increased exports amid cooling inflation led to moderate
economic growth. However, rising interest rates translated to higher borrowing costs for individuals and businesses, which
Portfolio Composition
4/30/23
% of Total
Net Assets
Industrial REITs 15.6%
Telecom Tower REITs 14.3%
Retail REITs 12.7%
Multi-Family Residential REITs 9.7%
Data Center REITs 8.2%
Health Care REITs 7.8%
Self-Storage REITs 7.1%
Single-Family Residential REITs 6.9%
Office REITs 4.8%
Other Specialized REITs 4.2%
Hotel & Resort REITs 3.5%
Timber REITs 2.1%
Real Estate Services 1.4%
Other 1.5%
Short-Term Investments & Other Net Assets 0.2%
1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
dampened economic activity, especially in the housing and
financial markets.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) rapidly restricted monetary policy during the period.
The Fed raised the federal funds target rate eight times
to end the period at a range of 4.75%–5.00%, pushing
borrowing costs to their highest levels since 2007. The
interest-rate hikes included four successive 75-basis-point
increases at its June, July, September and November 2022
meetings and smaller increases at its remaining meetings
during the period. At its March 2023 meeting, the Fed said it would continue to reduce bond holdings but departed from
previous statements by softening its firm outlook on future
rate hikes. Additionally, Fed Chair Jerome Powell said the
central bank most likely would not cut rates in 2023.
Investment Strategy
We are research-driven, fundamental investors. Our
investment strategy is centered on the belief that
unsynchronized economic activity within real estate sectors
provides consistent, attractive return opportunities in real estate markets. When selecting investments for the Fund’s
portfolio, we use a bottom-up security selection process that incorporates macro-level views in the evaluation process.
In our portfolio construction process, we analyze individual stock and real estate market fundamentals and provide
regional, property type and company-size perspectives in
identifying local cyclical and thematic trends that highlight investment opportunities.
Manager’s Discussion
For the 12 months under review, Franklin Real Estate
Securities Fund underperformed its benchmark during a time
of high inflation and rising interest rates. Stock selection in the industrial property subsector was a leading detractor
from relative returns. The subsector delivered two of the
Fund’s five biggest underperformers in Rexford Industrial
Realty and Prologis. Industrial property companies, in
general, display a higher sensitivity to rising interest rates given lower starting yields.
Stock selection in the health care property subsector further dampened relative performance. We reduced our position in
Healthpeak Properties on concern about tenant health in its
life science lab/office portfolio. While our positioning in the office space subsector was an overall relative contributor, the
Fund’s investments in Kilroy Realty and Cousins Properties
detracted from relative returns. Both companies, which own
and operate office properties throughout the U.S., have been hindered by tighter financial conditions and anemic return-to-
office trends that are reducing office space leasing demand.
Conversely, stock selection in the data centers subsector
was a leading driver of beneficial relative performance over the one-year period. Demand for data center solutions
remains strong, despite growing macroeconomic concerns,
as companies continue to digitize their businesses. Equinix
was a leading contributor in this space. Among individual
stocks, VICI Properties was a top performer in the triple net subsector. The company is an owner of gaming, hospitality
and entertainment destinations and continues to see strong
organic growth courtesy of Consumer Price Index-linked
rents and accretive acquisition activity. Elsewhere, Equity
LifeStyle Properties in the manufactured homes subsector
and Regency Centers in the shopping centers subsector
were among the Fund’s top five relative contributors over the period.
Top 10 Holdings
4/30/23
Company
Sub-Industry
% of Total
Net Assets
a a
Prologis, Inc. 10.2%
Industrial REITs
Equinix , Inc. 7.1%
Data Center REITs
American Tower Corp. 6.4%
Telecom Tower REITs
Public Storage 5.5%
Self-Storage REITs
Welltower , Inc. 5.0%
Health Care REITs
SBA Communications Corp. 4.4%
Telecom Tower REITs
VICI Properties, Inc. 4.2%
Other Specialized REITs
Realty Income Corp. 3.9%
Retail REITs
Equity LifeStyle Properties, Inc. 3.5%
Single-Family Residential REITs
Crown Castle, Inc. 3.4%
Telecom Tower REITs

Franklin Real Estate Securities Fund

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Annual Report
Thank you for your continued participation in Franklin Real
Estate Securities Fund. We look forward to serving your
future investment needs.
Blair Schmicker, CFA
Daniel Scher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -16.70% -21.29%
5-Year +32.23% +4.56%
10-Year +62.75% +4.40%
Advisor
1-Year -16.52% -16.52%
5-Year +33.83% +6.00%
10-Year +66.87% +5.25%
See page 8 for Performance Summary footnotes.

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Real Estate Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s concentration in real estate securities involves special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: FactSet. The MSCI U.S. IMI Real Estate 25/50 Index tracks the large, mid- and small-cap segments of the U.S. REIT universe. The inception date of the MSCI
U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for purposes of this chart.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2270 $0.0395 $0.3711 $0.6376
C $0.1457 $0.0395 $0.3711 $0.5563
R6 $0.3261 $0.0395 $0.3711 $0.7367
Advisor $0.2737 $0.0395 $0.3711 $0.6843
Total Annual Operating Expenses
6
Share Class
A 1.11%
Advisor 0.86%

Your Fund’s Expenses
Franklin Real Estate Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50
= $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,045.50 $5.35 $1,019.56 $5.28 1.05%
C $1,000 $1,041.10 $9.18 $1,015.80 $9.07 1.81%
R6 $1,000 $1,048.40 $2.73 $1,022.13 $2.70 0.54%
Advisor $1,000 $1,046.70 $4.12 $1,020.77 $4.07 0.81%

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.91 $20.66 $17.11 $21.69 $19.64
Income from investment operations
a
:
Net investment income
b
......................... 0.31 0.09 0.14 0.33 0.39
Net realized and unrealized gains (losses) ........... (3.97) 2.44 4.91 (1.41) 2.69
Total from investment operations .................... (3.66) 2.53 5.05 (1.08) 3.08
Less distributions from:
Net investment income .......................... (0.23) (0.18) (0.21) (0.28) (0.37)
Net realized gains ............................. (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ............................... (0.64) (1.28) (1.50) (3.50) (1.03)
Net asset value, end of year ....................... $17.61 $21.91 $20.66 $17.11 $21.69
Total return
c
................................... (16.70)% 11.99% 30.97% (6.96)% 16.32%
Ratios to average net assets
Expenses
d
.................................... 1.05%
e
1.11% 1.07%
e
1.00%
e
1.01%
e
Net investment income ........................... 1.66% 0.41% 0.77% 1.53% 1.89%
Supplemental data
Net assets, end of year (000’s) ..................... $262,766 $361,133 $318,415 $281,341 $338,260
Portfolio turnover rate ............................ 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.39 $19.37 $16.12 $20.66 $18.77
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.15 (0.08) —
c
0.16 0.25
Net realized and unrealized gains (losses) ........... (3.69) 2.29 4.61 (1.31) 2.54
Total from investment operations .................... (3.54) 2.21 4.61 (1.15) 2.79
Less distributions from:
Net investment income .......................... (0.15) (0.09) (0.07) (0.17) (0.24)
Net realized gains ............................. (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ............................... (0.56) (1.19) (1.36) (3.39) (0.90)
Net asset value, end of year ....................... $16.29 $20.39 $19.37 $16.12 $20.66
Total return
d
................................... (17.38)% 11.13% 29.96% (7.62)% 15.49%
Ratios to average net assets
Expenses
e
.................................... 1.80%
f
1.87% 1.82%
f
1.75%
f
1.76%
f
Net investment income (loss) ...................... 0.89% (0.38)% 0.02% 0.78% 1.14%
Supplemental data
Net assets, end of year (000’s) ..................... $9,132 $17,704 $23,912 $28,634 $39,619
Portfolio turnover rate ............................ 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.39 $21.03 $17.39 $21.97 $19.87
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.21 0.22 0.41 0.49
Net realized and unrealized gains (losses) ........... (4.07) 2.49 4.99 (1.43) 2.72
Total from investment operations .................... (3.66) 2.70 5.21 (1.02) 3.21
Less distributions from:
Net investment income .......................... (0.33) (0.24) (0.28) (0.34) (0.45)
Net realized gains ............................. (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ............................... (0.74) (1.34) (1.57) (3.56) (1.11)
Net asset value, end of year ....................... $17.99 $22.39 $21.03 $17.39 $21.97
Total return .................................... (16.29)% 12.56% 31.51% (6.61)% 16.86%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.63% 0.73% 0.81% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.57%
c
0.60% 0.67%
c
0.60%
c
0.58%
c
Net investment income ........................... 2.16% 0.93% 1.16% 1.93% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $35,251 $37,871 $32,831 $3,589 $3,699
Portfolio turnover rate ............................ 10.69% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Financial Highlights
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.29 $20.97 $17.35 $21.93 $19.85
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.15 0.19 0.38 0.45
Net realized and unrealized gains (losses) ........... (4.06) 2.48 4.98 (1.42) 2.71
Total from investment operations .................... (3.70) 2.63 5.17 (1.04) 3.16
Less distributions from:
Net investment income .......................... (0.27) (0.21) (0.26) (0.32) (0.42)
Net realized gains ............................. (0.41) (1.10) (1.29) (3.22) (0.66)
Total distributions ............................... (0.68) (1.31) (1.55) (3.54) (1.08)
Net asset value, end of year ....................... $17.91 $22.29 $20.97 $17.35 $21.93
Total return .................................... (16.52)% 12.25% 31.27% (6.71)% 16.62%
Ratios to average net assets
Expenses
c
..................................... 0.80%
d
0.86% 0.82%
d
0.75%
d
0.76%
d
Net investment income ........................... 1.91% 0.65% 1.01% 1.78% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $40,211 $63,140 $67,206 $65,889 $75,240
Portfolio turnover rate ............................ 10.6 9% 22.14% 19.61% 53.37% 21.85%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Real Estate Securities Trust
Schedule of Investments, April 30, 2023
Franklin Real Estate Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares a Value
a
Common Stocks 99.8%
Data Center REITs 8.2%
Digital Realty Trust, Inc. ................................ United States 39,899 $ 3,955,986
Equinix, Inc. ......................................... United States 33,835 24,499,247
28,455,233
Diversified REITs 0.6%
Broadstone Net Lease, Inc. .............................. United States 133,485 2,158,452
Health Care REITs 7.8%
Healthcare Realty Trust, Inc. ............................. United States 182,643 3,612,679
Healthpeak Properties, Inc. .............................. United States 220,040 4,834,279
Ventas, Inc. .......................................... United States 31,488 1,512,998
Welltower, Inc. ....................................... United States 218,073 17,275,743
27,235,699
Hotel & Resort REITs 3.5%
Host Hotels & Resorts, Inc. .............................. United States 416,949 6,742,065
Ryman Hospitality Properties, Inc. ......................... United States 60,046 5,383,725
12,125,790
Industrial REITs 15.6%
Americold Realty Trust, Inc. .............................. United States 136,283 4,032,614
First Industrial Realty Trust, Inc. .......................... United States 101,294 5,314,896
Prologis, Inc. ......................................... United States 282,017 35,322,629
Rexford Industrial Realty, Inc. ............................ United States 171,268 9,551,617
54,221,756
Multi-Family Residential REITs 9.7%
AvalonBay Communities, Inc. ............................ United States 58,409 10,535,231
Camden Property Trust ................................. United States 78,548 8,644,207
Independence Realty Trust, Inc. .......................... United States 179,847 2,994,453
UDR, Inc. ........................................... United States 280,568 11,595,876
33,769,767
Office REITs 4.8%
Alexandria Real Estate Equities, Inc. ....................... United States 83,531 10,372,879
Cousins Properties, Inc. ................................ United States 197,485 4,307,148
Kilroy Realty Corp. .................................... United States 62,163 1,817,646
16,497,673
Other Specialized REITs 4.2%
VICI Properties, Inc. ................................... United States 424,951 14,422,837
Real Estate Development 0.9%
a
Howard Hughes Corp. (The) ............................. United States 42,019 3,251,010
a
Real Estate Services 1.4%
a
CBRE Group, Inc., A ................................... United States 65,185 4,997,082
a
Retail REITs 12.7%
NETSTREIT Corp. .................................... United States 158,460 2,887,141
Realty Income Corp. ................................... United States 216,279 13,590,972
Regency Centers Corp. ................................. United States 155,751 9,567,784
RPT Realty .......................................... United States 278,255 2,587,772
Simon Property Group, Inc. .............................. United States 52,912 5,995,988
SITE Centers Corp. .................................... United States 237,197 2,927,011
Spirit Realty Capital, Inc. ................................ United States 173,487 6,672,310
44,228,978

Franklin Real Estate Securities Trust
Schedule of Investments
Franklin Real Estate Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares a Value
a
Common Stocks
(continued)
Self-Storage REITs 7.1%
CubeSmart .......................................... United States 119,692 $ 5,444,789
Public Storage ....................................... United States 64,633 19,055,747
24,500,536
Single-Family Residential REITs 6.9%
American Homes 4 Rent, A .............................. United States 355,264 11,816,081
Equity LifeStyle Properties, Inc. ........................... United States 175,508 12,092,501
23,908,582
Telecom Tower REITs 14.3%
American Tower Corp. .................................. United States 108,723 22,221,894
Crown Castle, Inc. ..................................... United States 96,575 11,887,417
SBA Communications Corp. ............................. United States 59,183 15,440,253
49,549,564
Timber REITs 2.1%
Weyerhaeuser Co. .................................... United States 242,495 7,253,025
Total Common Stocks (Cost $248,534,536) .....................................
346,575,984
Short Term Investments 0.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 1,407,381 1,407,381
Total Money Market Funds (Cost $1,407,381) ...................................
1,407,381
Total Short Term Investments (Cost $1,407,381 ) .................................
1,407,381
a
Total Investments (Cost $249,941,917) 100.2% ..................................
$347,983,365
Other Assets, less Liabilities (0.2)% ...........................................
(622,900)
Net Assets 100.0% ...........................................................
$347,360,465
See Abbreviations on page 26 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Assets and Liabilities
April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Real Estate
Securities Fund
Class A:
Net assets, at value ....................................................................... $262,766,025
Shares outstanding ........................................................................ 14,925,431
Net asset value per share
a
.................................................................. $17.61
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $18.63
Class C:
Net assets, at value ....................................................................... $9,132,386
Shares outstanding ........................................................................ 560,487
Net asset value and maximum offering price per share
a
............................................. $16.29
Class R6:
Net assets, at value ....................................................................... $35,250,937
Shares outstanding ........................................................................ 1,959,703
Net asset value and maximum offering price per share ............................................. $17.99
Advisor Class:
Net assets, at value ....................................................................... $40,211,117
Shares outstanding ........................................................................ 2,244,564
Net asset value and maximum offering price per share ............................................. $17.91
Franklin
Real Estate
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $248,534,536
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,407,381
Value - Unaffiliated issuers .................................................................. $346,575,984
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,407,381
Cash .................................................................................... 92,805
Receivables:
Capital shares sold ........................................................................ 27,360
Dividends ............................................................................... 187,535
Total assets .......................................................................... 348,291,065
Liabilities:
Payables:
Capital shares redeemed ................................................................... 368,959
Management fees ......................................................................... 148,132
Distribution fees .......................................................................... 61,098
Transfer agent fees ........................................................................ 300,996
Trustees' fees and expenses ................................................................. 1,192
Accrued expenses and other liabilities ........................................................... 50,223
Total liabilities ......................................................................... 930,600
Net assets, at value ................................................................. $347,360,465
Net assets consist of:
Paid-in capital ............................................................................. $256,088,814
Total distributable earnings (losses) ............................................................. 91,271,651
Net assets, at value ................................................................. $347,360,465
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Real Estate Securities Trust
Financial Statements
Statement of Operations
for the year ended April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Real Estate
Securities Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $10,371,500
Non-controlled affiliates (Note 3 f ) ............................................................. 47,191
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 1,988
Non-controlled affiliates (Note 3 f ) ............................................................. 170
Other income (Note 1 c ) ...................................................................... 415
Total investment income ................................................................... 10,421,264
Expenses:
Management fees (Note 3 a ) ................................................................... 1,980,303
Distribution fees: (Note 3c )
    Class A ................................................................................ 727,486
    Class C ................................................................................ 121,871
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 746,684
    Class C ................................................................................ 31,263
    Class R6 ............................................................................... 27,094
    Advisor Class ............................................................................ 122,499
Custodian fees (Note 4 ) ...................................................................... 2,539
Reports to shareholders fees .................................................................. (49,320)
Registration and filing fees .................................................................... 84,969
Professional fees ........................................................................... 42,487
Other .................................................................................... 21,768
Total expenses ......................................................................... 3,859,643
Expense reductions (Note 4 ) ............................................................... (4)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (25,046)
Net expenses ......................................................................... 3,834,593
Net investment income ................................................................ 6,586,671
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 4,585,728
Foreign currency transactions ................................................................ (5,805)
Net realized gain (loss) .................................................................. 4,579,923
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (91,593,470)
Translation of other assets and liabilities denominated in foreign currencies .............................. 3,972
Net change in unrealized appreciation (depreciation) ............................................ (91,589,498)
Net realized and unrealized gain (loss) ............................................................ (87,009,575)
Net increase (decrease) in net assets resulting from operations .......................................... $(80,422,904)

Franklin Real Estate Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Real Estate Securities Fund
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $6,586,671 $2,164,758
Net realized gain (loss) ................................................. 4,579,923 23,329,090
Net change in unrealized appreciation (depreciation) ........................... (91,589,498) 26,950,356
Net increase (decrease) in net assets resulting from operations ................ (80,422,904) 52,444,204
Distributions to shareholders:
Class A ............................................................. (9,802,297) (20,337,420)
Class C ............................................................. (358,900) (1,008,188)
Class R6 ............................................................ (1,319,554) (2,252,095)
Advisor Class ........................................................ (1,640,687) (3,642,159)
Total distributions to shareholders .......................................... (13,121,438) (27,239,862)
Capital share transactions: (Note 2 )
Class A ............................................................. (28,369,411) 24,750,920
Class C ............................................................. (5,221,123) (7,699,349)
Class R6 ............................................................ 5,025,208 2,863,851
Advisor Class ........................................................ (10,376,813) (7,636,674)
Total capital share transactions ............................................ (38,942,139) 12,278,748
Net increase (decrease) in net assets ................................... (132,486,481) 37,483,090
Net assets:
Beginning of year ....................................................... 479,846,946 442,363,856
End of year ........................................................... $347,360,465 $479,846,946

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Franklin Real Estate Securities Fund
1. Organization and Significant Accounting Policies
Franklin Real Estate Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of one fund, Franklin Real Estate Securities Fund
(Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At April
30, 2023, the Fund had no securities on loan.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Distributions received by the Fund from certain securities
may be a return of capital (ROC). Such distributions reduce
the cost basis of the securities, and any distributions in
excess of the cost basis are recognized as capital gains.
For U.S. Real Estate Investment Trust (REIT) securities, the
Fund records ROC estimates, if any, on the ex-dividend date
and are adjusted once actual tax designations are known.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
b. Securities Lending
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 3 0 , 202 3 , there were an unlimited number of shares authorized (without par value ). Transactions in the Fund’s shares were as follows:
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,158,136 $21,437,519 2,789,991 $62,678,839
Shares issued in reinvestment of distributions .......... 538,154 9,504,505 860,916 19,668,835
Shares redeemed ............................... (3,252,452) (59,311,435) (2,580,965) (57,596,754)
Net increase (decrease) .......................... (1,556,162) $(28,369,411) 1,069,942 $24,750,920
Class C Shares:
Shares sold ................................... 54,595 $950,454 220,838 $4,560,881
Shares issued in reinvestment of distributions .......... 21,661 355,028 46,898 999,863
Shares redeemed
a
.............................. (384,083) (6,526,605) (634,154) (13,260,093)
Net increase (decrease) .......................... (307,827) $(5,221,123) (366,418) $(7,699,349)
Class R6 Shares:
Shares sold ................................... 633,345 $11,867,713 507,676 $11,522,861
Shares issued in reinvestment of distributions .......... 35,113 633,184 37,859 881,860
Shares redeemed ............................... (400,483) (7,475,689) (414,730) (9,540,870)
Net increase (decrease) .......................... 267,975 $5,025,208 130,805 $2,863,851
Advisor Class Shares:
Shares sold ................................... 466,856 $8,697,473 424,035 $9,575,910
Shares issued in reinvestment of distributions .......... 70,388 1,264,297 98,657 2,290,254
Shares redeemed ............................... (1,125,779) (20,338,583) (894,097) (19,502,838)
Net increase (decrease) .......................... (588,535) $(10,376,813) (371,405) $(7,636,674)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended April 30, 2023, the gross effective investment management fee rate was 0.515% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year :
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2023, the Fund paid transfer agent fees of $927,540, of which $288,751 was retained by Investor
Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30 , 202 3 , the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $17,457
CDSC retained .............................................................................. $3,808
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 25 $ 47,061,321 $ (45,653,965) $ — $ — $ 1,407,381 1,407,381 $ 47,191
3. Transactions with Affiliates
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until August 31, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended April 30, 2023 and 2022, was as follows:
At April 30, 2023, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Real Estate Securities Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $325,000 $791,000 $(1,116,000) $— $— $— — $170
Total Affiliated Securities ... $325,025 $47,852,321 $(46,769,965) $— $— $1,407,381 $47,361
2023 2022
Distributions paid from:
Ordinary income .......................................................... $5,716,826 $6,599,260
Long term capital gain ...................................................... 7,404,612 20,640,602
$13,121,438 $27,239,862
Cost of investments .......................................................................... $261,935,264
Unrealized appreciation ........................................................................ $110,609,824
Unrealized depreciation ........................................................................ (24,561,723)
Net unrealized appreciation (depreciation) .......................................................... $86,048,101
Distributable earnings:
Undistributed ordinary income ................................................................... $1,681,896
Undistributed long term capital gains .............................................................. $3,542,987
Total distributable earnings ..................................................................... $5,224,883
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Real Estate Securities Fund
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2023, aggregated
$41,400,454 and $82,996,992, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in REIT securities. Such concentration may subject the Fund to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
5. Income Taxes
(continued)

Franklin Real Estate Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
(continued)
10. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
REIT Real Estate Investment Trust

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Real Estate Securities Trust and Shareholders of Franklin Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Real
Estate Securities Fund (the "Fund") as of April 30, 2023, the related statement of operations for the year ended April 30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2023 and the financial highlights for each of the five years in the period ended April 30,
2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Real Estate Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Franklin Real Estate Securities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amount s on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended April 30, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $7,404,612
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $787,245
Qualified Business Income Dividends Earned §199A $9,156,889
Section 163(j) Interest Earned §163(j) $29,868

Franklin Real Estate Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason Investments fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1993 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since January
2023 and Trustee Since
2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc. and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust

franklintempleton.com
Annual Report
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting), the
Board of Trustees (Board) of Franklin Real Estate Securities
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional real estate funds. The Board noted that the Fund’s annualized total return for the one-,
three-, five- and 10-year periods was above the median of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A shares for the Fund and for Class
A shares and Investor Class shares for each other fund in
its Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
11 other real estate funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.

Franklin Real Estate Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets and would not
be expected to demonstrate additional economies of scale
in the near term, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

192 A 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
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Annual Report and Shareholder Letter
Franklin Real Estate Securities Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $28,214 for the fiscal year ended April 30, 2023 and $29,255 for the fiscal year ended April 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended April 30, 2023 and $0 for the fiscal year ended April 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2023 and $228 for the fiscal year ended April 30, 2022. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $75,711 for the fiscal year ended April 30, 2023 and  $243,743 for the fiscal year ended April 30, 2022. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees in connection with determining the feasibility of a U.S. direct lending structure, fees in connection with license for employee development tool ProEdge, fees in connection with a license for accounting and business knowledge platform Viewpoint and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $145,711 for the fiscal year ended April 30, 2023 and $243,971 for the fiscal year ended April 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 28, 2023